Intangible assets (Tables)	12 Months Ended
Mar. 31, 2014
Intangible assets
Schedule of intangible assets

	Weighted-average useful lives	As of March 31, 2013	As of March 2014
Capitalized software development costs	5 years	$13,373	$16,088
Trade name	6 years	13	13
Websites	6 years	6	6
Contract-based customer relationships	10 years	20,756	20,756
Other	4 years	372	372

Total cost		34,520	37,235
Accumulated amortization		(12,163)	(16,227)

Total intangible assets, net		$22,357	$21,007

Schedule of next 5 years of amortization

Amortization
For the year ended March 31, 2015	$5,376
For the year ended March 31, 2016	4,891
For the year ended March 31, 2017	4,596
For the year ended March 31, 2018	4,440
For the year ended March 31, 2019	2,616

Total	$21,919